Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” on page above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to RSAs.

					Value of initial fixed $100 investment based on:
Year	Summary compensation table for PEO(1) ($)	Compensation actually paid to PEO(2) ($)	Average summary compensation table total for non-PEO named executive officers(3) ($)	Average compensation actually paid to non-PEO named executive officers(4) ($)	Total Shareholder return(5) ($)	Peer group total shareholder return(6) ($)	Net income(7) (millions) ($)	Total revenue(8) (millions) ($)
2025	1,857,798	2,257,873	953,969	1,044,509	146.41	142.30	115.6	513.2
2024	1,746,456	1,390,136	899,141	794,726	109.52	134.22	74.2	402.7
2023	1,782,101	2,143,928	873,529	994,336	145.33	123.48	77.7	389.3
2022	1,759,228	1,642,718	744,781	716,940	92.49	106.40	70.9	252.3
2021	1,383,478	1,383,478	627,353	627,353	123.45	126.82	74.5	267.0
1
The dollar amounts reported are the amounts of total compensation reported for Mr. Gonzalez, our Principal Executive Officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

2
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Gonzalez, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gonzalez during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below sets forth the adjustments that were made to Mr. Gonzalez’s total compensation. The Company does not provide defined benefit pension benefits.

PEO Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Reported Summary Compensation Table Total for PEO	1,857,798	1,746,456	1,782,101	1,759,228	1,383,478
Deduct Reported Value of Equity Awards(a)	(308,143)	(586,878)	(510,336)	(486,082)	—
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End(b)	395,642	486,861	693,274	369,572	—
Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End(b)	304,265	(239,349)	168,537	—	—
Change in Fair Value of Awards Granted in Prior Years that Vested during Year	8,311	(16,954)	10,352	—	—
Total Compensation Actually Paid to PEO	2,257,873	1,390,136	2,143,928	1,642,718	1,383,478
(a)
Represents the deduction of the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2025, 2024, 2023 and 2022. The Company did not award equity awards in 2021.

(b)
The equity award adjustments for 2025, 2024, 2023 and 2022 include the change in the year-end fair value of the equity awards granted in 2025, 2024, 2023 and 2022, respectively that were or are outstanding and unvested as of the end of each respective year.

3
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Gonzalez, who has served as our PEO since 2015) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Gonzalez) included for purposes of calculating the average amounts for 2021 through 2025 are: Marek Bakun, Elizabeth J. Walters, and Rhea Goff.

4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gonzalez), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Gonzalez) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below sets forth the adjustments that were made to the average total compensation for the NEOs as a group (excluding Mr. Gonzalez) to determine compensation actually paid, using the same methodology as described above in footnote 2. The Company does not provide defined benefit pension benefits.

Non-PEO NEOs Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Average Reported Summary Compensation Table Total for Non-PEO NEOs	953,969	899,141	873,529	744,781	627,353
Deduct Average Reported Value of Equity Awards(a)	(105,165)	(199,345)	(179,902)	(161,016)	—
Add Average Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End(b)	135,027	165,372	244,391	133,175	—
Change in Average Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End(b)	54,983	(58,794)	49,462	—	—
Change in Average Fair Value of Awards Granted in Prior Years that Vested during Year	5,695	(11,648)	6,856	—	—
Total Compensation Actually Paid to Non-PEO NEOs	1,044,509	794,726	994,336	716,940	627,353
5
Cumulative total shareholder return (“TSR”) is calculated in accordance with Items 402(v) and 201(e) of Regulation S-K, by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group represents the published industry S&P SmallCap 600 Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

7	The dollar amounts reported represent the amount of net income attributable to the Company reflected in the Company’s audited financial statements for the applicable year.
8
The dollar amounts reported represent the amount of total revenue reflected in the Company’s audited financial statements for the applicable year. As described in more detail in the “Compensation Discussion and Analysis,” the Company maintains a discretionary cash incentive program for NEOs that does not utilize a specific formula of financial performance metrics. In determining whether a discretionary cash incentive is paid, the CHC Committee takes into consideration the Company’s net income attributable to the Company and total revenue in assessing overall Company performance. Accordingly, the Company has determined that total revenue represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote
1
The dollar amounts reported are the amounts of total compensation reported for Mr. Gonzalez, our Principal Executive Officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

3
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Gonzalez, who has served as our PEO since 2015) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Gonzalez) included for purposes of calculating the average amounts for 2021 through 2025 are: Marek Bakun, Elizabeth J. Walters, and Rhea Goff.

Peer Group Issuers, Footnote
6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group represents the published industry S&P SmallCap 600 Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 1,857,798	$ 1,746,456	$ 1,782,101	$ 1,759,228	$ 1,383,478
PEO Actually Paid Compensation Amount	$ 2,257,873	1,390,136	2,143,928	1,642,718	1,383,478
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Gonzalez, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gonzalez during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below sets forth the adjustments that were made to Mr. Gonzalez’s total compensation. The Company does not provide defined benefit pension benefits.

PEO Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Reported Summary Compensation Table Total for PEO	1,857,798	1,746,456	1,782,101	1,759,228	1,383,478
Deduct Reported Value of Equity Awards(a)	(308,143)	(586,878)	(510,336)	(486,082)	—
Add Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End(b)	395,642	486,861	693,274	369,572	—
Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End(b)	304,265	(239,349)	168,537	—	—
Change in Fair Value of Awards Granted in Prior Years that Vested during Year	8,311	(16,954)	10,352	—	—
Total Compensation Actually Paid to PEO	2,257,873	1,390,136	2,143,928	1,642,718	1,383,478
(a)
Represents the deduction of the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2025, 2024, 2023 and 2022. The Company did not award equity awards in 2021.

(b)
The equity award adjustments for 2025, 2024, 2023 and 2022 include the change in the year-end fair value of the equity awards granted in 2025, 2024, 2023 and 2022, respectively that were or are outstanding and unvested as of the end of each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 953,969	899,141	873,529	744,781	627,353
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,044,509	794,726	994,336	716,940	627,353
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gonzalez), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Gonzalez) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below sets forth the adjustments that were made to the average total compensation for the NEOs as a group (excluding Mr. Gonzalez) to determine compensation actually paid, using the same methodology as described above in footnote 2. The Company does not provide defined benefit pension benefits.

Non-PEO NEOs Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Average Reported Summary Compensation Table Total for Non-PEO NEOs	953,969	899,141	873,529	744,781	627,353
Deduct Average Reported Value of Equity Awards(a)	(105,165)	(199,345)	(179,902)	(161,016)	—
Add Average Fair Value of Awards Granted in Current Year and Outstanding and Unvested at Year-End(b)	135,027	165,372	244,391	133,175	—
Change in Average Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End(b)	54,983	(58,794)	49,462	—	—
Change in Average Fair Value of Awards Granted in Prior Years that Vested during Year	5,695	(11,648)	6,856	—	—
Total Compensation Actually Paid to Non-PEO NEOs	1,044,509	794,726	994,336	716,940	627,353

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following chart provides a graphical representation of the Compensation Actually Paid to our PEO and other NEOs versus the Company’s five-year cumulative TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart provides a graphical representation of the Compensation Actually Paid to our PEO and other NEOs versus the net income attributable to the Company.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Company-Selected Measure
The following chart provides a graphical representation of the Compensation Actually Paid to our PEO and other NEOs versus the company-selected measure, total revenue.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following chart provides a graphical representation of the Company’s five-year cumulative TSR versus our industry peer group, the S&P SmallCap 600 Index.

Tabular List, Table
Tabular List of Financial Performance Measures
The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is:
•	Total revenue.

Total Shareholder Return Amount	$ 146.41	109.52	145.33	92.49	123.45
Peer Group Total Shareholder Return Amount	142.3	134.22	123.48	106.4	126.82
Net Income (Loss)	$ 115,600,000	$ 74,200,000	$ 77,700,000	$ 70,900,000	$ 74,500,000
Company Selected Measure Amount	513,200,000	402,700,000	389,300,000	252,300,000	267,000,000
PEO Name	Mr. Gonzalez	Mr. Gonzalez	Mr. Gonzalez	Mr. Gonzalez	Mr. Gonzalez
Measure:: 1
Pay vs Performance Disclosure
Name	Total revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (308,143)	$ (586,878)	$ (510,336)	$ (486,082)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,642	486,861	693,274	369,572	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,265	(239,349)	168,537	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,311	(16,954)	10,352	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,165)	(199,345)	(179,902)	(161,016)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,027	165,372	244,391	133,175	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,983	(58,794)	49,462	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,695	$ (11,648)	$ 6,856	$ 0	$ 0